Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Taxes [Line Items]
Income Tax expense	$ (8,615)		$ 16,123	$ 4,074
HONG KONG
Income Taxes [Line Items]
Income tax expense percent	16.50%	16.50%
Tier One [Member] | HONG KONG
Income Taxes [Line Items]
Income Tax expense	$ 255,395	$ 2
Income tax expense percent	8.25%	8.25%
Tier Two [Member] | HONG KONG
Income Taxes [Line Items]
Income Tax expense	$ 255,395	$ 2
Income tax expense percent	16.50%	16.50%
Hong Kong [Member]
Income Taxes [Line Items]
Net operating losses carry forwards	$ 32,597